Fair value measurements (Financial assets and liabilities measured at fair value on recurring basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Derivative assets	$ 69,105	$ 48,896
Liabilities
Derivative liabilities (Note 11)	29,321	0
Recurring
Assets
Derivative assets	69,105	48,896
Liabilities
Derivative liabilities (Note 11)	29,321
Recurring | Level 1
Assets
Derivative assets	0	0
Liabilities
Derivative liabilities (Note 11)	0
Recurring | Level 2
Assets
Derivative assets	69,105	48,896
Liabilities
Derivative liabilities (Note 11)	29,321
Recurring | Level 3
Assets
Derivative assets	0	$ 0
Liabilities
Derivative liabilities (Note 11)	$ 0